Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information [Abstract]
Schedule of Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$720.9	$1,037.5	$3,035.8	$(2,264.3)	$2,529.9
Cost of goods sold	807.7	987.9	2,606.1	(2,207.4)	2,194.3
Gross margin	(86.8)	49.6	429.7	(56.9)	335.6
Operating expenses:
Marketing and administration	112.4	81.1	112.7	—	306.2
Research and development	49.5	13.8	8.5	—	71.8
Gain on receipt of property, plant and equipment	—	—	(31.7)	—	(31.7)
Restructuring (reversals) charges	(2.9)	2.5	(83.1)	—	(83.5)
Long-lived asset impairment charges	18.9	0.7	—	—	19.6
Insurance recovery	—	—	(4.0)	—	(4.0)
Operating (loss) income	(264.7)	(48.5)	427.3	(56.9)	57.2
Non-operating (income) expense:
Interest expense	54.6	6.8	73.9	—	135.3
Interest income	(0.1)	(0.5)	(3.0)	—	(3.6)
Decline in fair value of warrant	—	—	0.2	—	0.2
Other, net	(58.4)	(5.9)	62.7	8.4	6.8
Total non-operating (income) expense	(3.9)	0.4	133.8	8.4	138.7
(Loss) income before income taxes, investment in subsidiary income (loss) and equity in loss of joint ventures	(260.8)	(48.9)	293.5	(65.3)	(81.5)
Income tax (benefit) expense	(59.6)	91.9	57.6	(25.0)	64.9
(Loss) income before investment in subsidiary income (loss) and equity in loss of joint ventures	(201.2)	(140.8)	235.9	(40.3)	(146.4)
Investment in subsidiary income (loss)	50.6	(1.5)	—	(49.1)	—
Equity in loss of joint ventures, net of tax	—	—	(2.3)	—	(2.3)
Net (loss) income	(150.6)	(142.3)	233.6	(89.4)	(148.7)
Net income attributable to noncontrolling interests	—	(0.7)	(1.2)	—	(1.9)
Net (loss) income attributable to MEMC stockholders	$(150.6)	$(143.0)	$232.4	$(89.4)	$(150.6)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$872.7	$971.9	$3,692.8	$(2,821.9)	$2,715.5
Cost of goods sold	914.2	884.5	3,312.0	(2,690.1)	2,420.6
Gross profit	(41.5)	87.4	380.8	(131.8)	294.9
Operating expenses:
Marketing and administration	138.3	78.8	135.7	—	352.8
Research and development	60.9	10.7	15.9	—	87.5
Goodwill impairment charges	—	430.8	9.7	—	440.5
Restructuring charges	8.2	6.7	335.8	—	350.7
Long-lived asset impairment	19.4	42.8	305.7	—	367.9
Insurance recovery	—	—	(4.0)	—	(4.0)
Operating loss	(268.3)	(482.4)	(418.0)	(131.8)	(1,300.5)
Non-operating (income) expense:
Interest expense	35.4	7.7	34.1	—	77.2
Interest income	(0.3)	(0.4)	(3.8)	—	(4.5)
Decline in fair value of warrant	—	—	4.8	—	4.8
Other, net	(142.3)	(2.4)	124.2	26.6	6.1
Total non-operating (income) expense	(107.2)	4.9	159.3	26.6	83.6
Loss before income taxes, investment in subsidiary loss and equity in earnings (loss) of joint ventures	(161.1)	(487.3)	(577.3)	(158.4)	(1,384.1)
Income tax expense	16.3	31.0	29.5	(3.7)	73.1
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures	(177.4)	(518.3)	(606.8)	(154.7)	(1,457.2)
Investment in subsidiary loss	(1,358.6)	(1,046.2)	—	2,404.8	—
Equity in earnings (loss) of joint ventures, net of tax	—	0.2	(63.0)	—	(62.8)
Net loss	(1,536.0)	(1,564.3)	(669.8)	2,250.1	(1,520.0)
Net income attributable to noncontrolling interests	—	(0.5)	(15.5)	—	(16.0)
Net loss attributable to MEMC stockholders	$(1,536.0)	$(1,564.8)	$(685.3)	$2,250.1	$(1,536.0)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2010
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$829.1	$468.3	$2,478.5	$(1,536.7)	$2,239.2
Cost of goods sold	823.3	457.3	2,158.7	(1,537.2)	1,902.1
Gross profit	5.8	11.0	319.8	0.5	337.1
Operating expenses:
Marketing and administration	122.0	61.2	83.8	—	267.0
Research and development	38.5	6.6	10.5	—	55.6
Restructuring charges	5.3	—	—	—	5.3
Insurance Recovery	—	(11.9)	—	—	(11.9)
Operating (loss) income	(160.0)	(44.9)	225.5	0.5	21.1
Non-operating (income) expense:
Interest expense	(1.7)	3.2	30.9	(3.4)	29.0
Interest income	(0.2)	(2.7)	(6.0)	3.4	(5.5)
Increase in fair value of warrant	—	—	14.0	—	14.0
Other, net	(44.5)	1.2	23.4	16.0	(3.9)
Total non-operating (income) expense	(46.4)	1.7	62.3	16.0	33.6
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures	(113.6)	(46.6)	163.2	(15.5)	(12.5)
Income tax (benefit) expense	(64.6)	(17.9)	30.8	(1.6)	(53.3)
(Loss) income before investment in subsidiary earnings and equity in loss of joint ventures	(49.0)	(28.7)	132.4	(13.9)	40.8
Investment in subsidiary earnings (loss)	84.9	(14.2)	—	(70.7)	—
Equity in (loss) earnings of joint ventures, net of tax	(1.5)	—	8.7	—	7.2
Net income (loss)	34.4	(42.9)	141.1	(84.6)	48.0
Net loss (income) attributable to noncontrolling interests	—	0.3	(13.9)	—	(13.6)
Net income (loss) attributable to MEMC stockholders	$34.4	$(42.6)	$127.2	$(84.6)	$34.4

Schedule of Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet
December 31, 2012
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$65.1	$60.0	$447.5	$—	$572.6
Restricted cash	—	—	72.4	—	72.4
Accounts receivable, net	62.0	23.7	134.7	—	220.4
Inventories	18.4	70.6	200.0	(41.2)	247.8
Solar energy systems held for development and sale	—	0.3	213.7	(80.2)	133.8
Prepaid and other current assets	24.9	40.1	147.2	—	212.2
Total current assets	170.4	194.7	1,215.5	(121.4)	1,459.2
Investments	7.3	20.4	21.9	—	49.6
Investments in subsidiaries	498.2	564.2	—	(1,062.4)	—
Property, plant and equipment, net:
Non solar energy systems	57.2	294.4	913.8	(52.3)	1,213.1
Solar energy systems	—	3.0	1,361.3	95.6	1,459.9
Deferred tax assets, net	—	—	—	—	—
Restricted cash	—	1.7	48.5	—	50.2
Other assets	29.4	44.0	282.0	—	355.4
Intangible assets, net	—	110.9	3.3	—	114.2
Total assets	$762.5	$1,233.3	$3,846.3	$(1,140.5)	$4,701.6

Condensed Consolidating Balance Sheet
December 31, 2012
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$—	$3.4	$—	$3.4
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	—	0.2	97.6	—	97.8
Accounts payable	11.9	67.0	398.1	—	477.0
Accrued liabilities	32.8	42.5	268.9	—	344.2
Deferred revenue for solar energy systems	—	40.7	72.4	—	113.1
Contingent consideration related to acquisitions	—	23.1	—	—	23.1
Customer and other deposits	10.9	0.4	65.9	—	77.2
Intercompany (receivable) payable and short term notes	(651.0)	764.3	(113.3)	—	—
Total current liabilities	(595.4)	938.2	793.0	—	1,135.8
Long-term debt and capital lease obligations, less current portion	746.1	—	12.6	—	758.7
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	—	9.8	1,498.6	—	1,508.4
Pension and post-employment liabilities	23.9	—	28.8	—	52.7
Customer and other deposits	87.8	—	96.7	—	184.5
Deferred revenue for solar energy systems	—	45.8	100.2	—	146.0
Deferred revenue for non solar energy systems	—	—	29.2	—	29.2
Long-term intercompany note (receivable) payable	(45.4)	(96.2)	141.6	—	—
Other liabilities	(29.8)	112.0	126.7	—	208.9
Total liabilities	187.2	1,009.6	2,827.4	—	4,024.2
Redeemable noncontrolling interest	—	—	11.3	—	11.3
Total MEMC stockholders’ equity	575.3	223.7	916.8	(1,140.5)	575.3
Noncontrolling interests	—	—	90.8	—	90.8
Total stockholders’ equity	575.3	223.7	1,007.6	(1,140.5)	666.1
Total liabilities and stockholders’ equity	$762.5	$1,233.3	$3,846.3	$(1,140.5)	$4,701.6

Condensed Consolidating Balance Sheet
December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$228.9	$58.3	$298.6	$—	$585.8
Restricted cash	—	—	125.2	—	125.2
Accounts receivable, net	65.3	42.5	95.1	—	202.9
Inventories	33.8	68.5	271.0	(51.5)	321.8
Solar energy systems held for development and sale	—	4.1	373.0	(4.1)	373.0
Prepaid and other current assets	34.6	36.9	205.7	—	277.2
Total current assets	362.6	210.3	1,368.6	(55.6)	1,885.9
Investments	3.3	24.4	26.8	—	54.5
Investments in subsidiaries	269.8	(51.6)	—	(218.2)	—
Property, plant and equipment, net:
Non solar energy systems	72.3	315.5	916.4	(50.5)	1,253.7
Solar energy systems	—	1.6	1,098.9	38.9	1,139.4
Deferred tax assets, net	36.3	(20.4)	28.9	—	44.8
Restricted cash	—	0.2	37.3	—	37.5
Other assets	24.7	45.9	246.0	—	316.6
Goodwill	—	—	—	—	—
Intangible assets, net	—	145.2	4.0	—	149.2
Total assets	$769.0	$671.1	$3,726.9	$(285.4)	$4,881.6

Condensed Consolidating Balance Sheet
December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$—	$3.7	$—	$3.7
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	—	0.3	143.9	—	144.2
Accounts payable	20.0	82.0	592.6	—	694.6
Accrued liabilities	(9.6)	104.6	314.0	—	409.0
Contingent consideration related to acquisitions	—	71.6	—	—	71.6
Deferred revenue for solar energy systems	—	12.0	29.4	—	41.4
Customer and other deposits	30.1	0.4	41.9	—	72.4
Intercompany (receivable) payable and short-term notes	(605.7)	619.9	(14.2)	—	—
Total current liabilities	(565.2)	890.8	1,111.3	—	1,436.9
Long-term debt and capital lease obligations, less current portion	550.0	—	17.7	—	567.7
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	—	2.3	1,208.9	—	1,211.2
Pension and post-employment liabilities	40.5		28.9	—	69.4
Customer and other deposits	82.0	—	194.8	—	276.8
Deferred revenue for solar energy systems	—	27.0	130.4	—	157.4
Deferred revenue for non solar energy systems	—	—	51.2	—	51.2
Long-term intercompany note (receivable) payable	(127.1)	(16.4)	143.5	—	—
Other liabilities	50.9	23.4	251.8	—	326.1
Total liabilities	31.1	927.1	3,138.5	—	4,096.7
Total MEMC stockholders’ equity	737.9	(256.6)	542.0	(285.4)	737.9
Noncontrolling interests	—	0.6	46.4	—	47.0
Total stockholders’ equity	737.9	(256.0)	588.4	(285.4)	784.9
Total liabilities and stockholders’ equity	$769.0	$671.1	$3,726.9	$(285.4)	$4,881.6

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(213.7)	$9.4	$(7.3)	$(51.9)	$(263.5)
Cash flows from investing activities:
Capital expenditures	(18.0)	(19.5)	(101.5)	—	(139.0)
Construction of solar energy systems	—	—	(387.8)	40.9	(346.9)
Purchases of cost and equity method investments	(8.2)	—	(39.6)	—	(47.8)
Proceeds from return of (payments to) equity method investments	10.0	—	(4.2)	—	5.8
Change in restricted cash	—	(1.5)	8.2	—	6.7
Equity infusions or investments in subsidiaries	(44.0)	(6.7)	50.7	—	—
Other	2.0	0.1	(4.4)	11.0	8.7
Net cash used in investing activities	(58.2)	(27.6)	(478.6)	51.9	(512.5)
Cash flows from financing activities:
Proceeds from long-term debt	196.0	—	—	—	196.0
Cash paid for contingent consideration	—	(15.1)	(54.1)	—	(69.2)
Proceeds from solar energy system financing and capital lease obligations	—	8.4	895.8	—	904.2
Repayments of solar energy system financing and capital lease obligations	—	(0.5)	(245.7)	—	(246.2)
Net repayments of customer deposits related to long-term supply agreements	—	—	(24.4)	—	(24.4)
Principal payments on long-term debt	—	—	(3.6)	—	(3.6)
Common stock repurchases	(0.5)	—	—	—	(0.5)
Receipts from noncontrolling interest	—	—	50.8	—	50.8
(Repayment of) collection of intercompany debt	(74.4)	27.1	47.3	—	—
Debt financing fees	(12.7)	—	(29.6)	—	(42.3)
Net cash provided by financing activities	108.4	19.9	636.5	—	764.8
Effect of exchange rate changes on cash and cash equivalents	(0.3)	—	(1.7)	—	(2.0)
Net (decrease) increase in cash and cash equivalents	(163.8)	1.7	148.9	—	(13.2)
Cash and cash equivalents at beginning of period	228.9	58.3	298.6	—	585.8
Cash and cash equivalents at end of period	$65.1	$60.0	$447.5	$—	$572.6

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(216.5)	$66.3	$193.0	$(58.1)	$(15.3)
Cash flows from investing activities:
Capital expenditures	(24.1)	(56.4)	(372.0)	—	(452.5)
Construction of solar energy systems	—	—	(627.5)	29.4	(598.1)
Purchases of cost and equity method investments	(1.1)	(5.0)	(44.3)	—	(50.4)
Proceeds from return of equity method investments	82.0	13.7	—	—	95.7
Change in restricted cash	—	0.5	(124.3)	—	(123.8)
Payments to vendors for refundable deposits on long-term agreements and loans	—	(14.4)	(0.1)	—	(14.5)
Proceeds from Property, Plant and Equipment	—	—	43.9	—	43.9
Cash payments for acquisition, net of cash acquired	—	(160.1)	(3.9)	—	(164.0)
Equity infusions or investments in subsidiaries	82.9	2.8	(85.7)	—	—
Other	5.7	(0.1)	(33.5)	28.7	0.8
Net cash provided by (used in) investing activities	145.4	(219.0)	(1,247.4)	58.1	(1,262.9)
Cash flows from financing activities:
Proceeds from long-term debt	550.0	—	—	—	550.0
Proceeds from solar energy system financing and capital lease obligations	—	0.5	1,070.7	—	1,071.2
Cash paid for contingent consideration	—	(50.2)	—	—	(50.2)
Repayments of solar energy system financing and capital lease obligations	—	(1.8)	(264.7)	—	(266.5)
Net repayments of customer deposits related to long-term supply agreements	—	(1.8)	(55.9)	—	(57.7)
(Repayment of) collections on intercompany debt	(243.7)	257.2	(13.5)	—	—
Principal payments on long-term debt	—	—	(3.7)	—	(3.7)
Purchases of and dividends to noncontrolling interest	—	—	(49.0)	—	(49.0)
Common stock repurchases	(3.6)	—	—	—	(3.6)
Debt financing fees	(18.0)	—	(21.8)	—	(39.8)
Net cash provided by financing activities	284.7	203.9	662.1	—	1,150.7
Effect of exchange rate changes on cash and cash equivalents	(0.2)	(0.1)	6.3	—	6.0
Net increase (decrease) in cash and cash equivalents	213.4	51.1	(386.0)	—	(121.5)
Cash and cash equivalents at beginning of period	15.5	7.2	684.6	—	707.3
Cash and cash equivalents at end of period	$228.9	$58.3	$298.6	$—	$585.8

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(128.4)	$65.0	$318.5	$92.5	$347.6
Cash flows from investing activities:
Capital expenditures	(25.1)	(45.7)	(281.2)	—	(352.0)
Construction of solar energy systems	—	(1.4)	(171.9)	(106.8)	(280.1)
Proceeds from sale and maturities of investments	—	—	185.0	—	185.0
Purchases of cost and equity method investments	—	(10.4)	(8.4)	—	(18.8)
Proceeds from return of equity method investments	85.3	—	—	—	85.3
Change in restricted cash	—	0.3	(2.1)	—	(1.8)
Payments to vendors for refundable deposits on long-term agreements and loans	—	—	(85.0)	—	(85.0)
Cash payments for acquisition, net of cash acquired	(75.7)	2.2	—	—	(73.5)
Equity infusions or investments in subsidiaries	(30.2)	1.8	28.4	—	—
Other	30.7	2.9	(28.8)	14.3	19.1
Net cash used in investing activities	(15.0)	(50.3)	(364.0)	(92.5)	(521.8)
Cash flows from financing activities:
Proceeds from solar energy system financing and capital lease obligations	—	1.8	362.6	—	364.4
Repayments of solar energy system financing and capital lease obligations	—	(1.9)	(59.2)	—	(61.1)
Net repayments of customer deposits related to long-term supply agreements	—	(0.4)	(30.9)	—	(31.3)
Collections on (repayment of) intercompany debt	55.9	(55.9)	—	—	—
Principal payments on long-term debt	—	—	(4.8)	—	(4.8)
Purchases of and dividends to noncontrolling interest	—	(0.8)	(7.5)	—	(8.3)
Common stock repurchases	(2.9)	—	—	—	(2.9)
Debt financing fees	—	—	(12.8)	—	(12.8)
Net cash provided by (used in) financing activities	53.0	(57.2)	247.4	—	243.2
Effect of exchange rate changes on cash and cash equivalents	—	—	5.6	—	5.6
Net (decrease) increase in cash and cash equivalents	(90.4)	(42.5)	207.5	—	74.6
Cash and cash equivalents at beginning of period	105.9	49.7	477.1	—	632.7
Cash and cash equivalents at end of period	$15.5	$7.2	$684.6	$—	$707.3